Personnel expenses (Tables)	6 Months Ended
Jun. 30, 2023
Personnel Expenses [Line Items]
Personnel expenses

For the quarter ended Year-to-date
USD m 30.6.23 31.3.23 30.6.22 30.6.23 30.6.22
Salaries and variable compensation
1
3,364 3,356 3,316 6,720 7,001
of which: variable compensation – financial advisors
2
1,110 1,111 1,122 2,222 2,342
Contractors 24 27 30 50 58
Social security 176 220 164 396 392
Post-employment benefit plans 139 174 137 313 320
Other personnel expenses 144 122 116 266 225
Total personnel expenses 3,847 3,898 3,762 7,745 7,996
1 Includes role-based

allowances.

2 Consists of

cash and deferred compensation

awards and is

based on compensable

revenues and firm tenure

using a formulaic approach.

It also includes

expenses related to
compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements.